INCOME TAXES (Table)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of the significant components of the provision for income taxes from continuing operations

	Successor
	Year Ended December 31,		For the period April 11, 2018 to
	2020	2019	December 31, 2018
Current:
Federal	$—	$—	$—
State and Local	10	66	—
Total Current Tax Expense	10	66	—

Deferred:
Federal	(597)	12,509	129
State and Local	(191)	1,513	32
Total Deferred Tax Expense / (Benefit)	(788)	14,022	161
Total Income Tax Expense / (Benefit)	$(778)	$14,088	$161

Summary of difference of income tax provision from that computed at the federal statutory corporate tax rate

	Successor
	Year Ended December 31,		For the period April 11, 2018 to
	2020	2019	December 31, 2018
Expected Provision at Federal Statutory
Tax Rate	21.0%	21.0%	21.0%
State Tax, net of Federal Impact	3.1%	2.1%	(12.0)%
Employee Parking	(3.3)%	0.2%	(40.4)%
Meals and Entertainment	(2.2)%	0.2%	(42.9)%
Other Permanent Adjustments	(2.0)%	0.0%	(3.6)%
Effective Tax Rate	16.6%	23.5%	(77.9)%

Summary of the significant components of the deferred taxes

	December 31,
	2020	2019
Deferred Tax Assets:
Net Operating Loss	$75,389	$24,680
Operating Lease Obligations	32,942	38,629
Finance Lease Obligations	20,095	45,392
Goodwill and Other Intangible Assets	12,586	15,325
Loyalty Program Liabilities	4,911	5,064
Accrued Maintenance	4,434	7,481
Other	4,318	2,769
Total Deferred Tax Assets	154,675	139,340

Deferred Tax Liabilities:
Accelerated Depreciation	(67,105)	(24,858)
Operating Lease Right-of-use Assets	(27,892)	(33,844)
Finance Lease Assets	(23,462)	(44,696)
Unrealized Gain on Fuel Derivatives	—	(514)
Total Deferred Tax Liabilities	(118,459)	(103,912)
Total Net Deferred Tax Assets	$36,216	$35,428